Prudential World Fund, Inc.
100 Mulberry Street
Gateway Center Three, 4th Floor
Newark, New Jersey 07102

January 2, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, DC 20549

RE:     Prudential World Fund, Inc.

           Registration Nos. 2-89725 and 811-3981

Ladies and Gentlemen:

     In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and the Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N1-A, which was electronically filed with the Commission on December 31, 2007.

      Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                                        Sincerely,

                                          /s/ Jonathan D. Shain

                                        Jonathan D. Shain
                                        Assistant Secretary